Right-of-use assets and lease liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets and lease liabilities
Balance at the Beginning year	R$ 2,534	R$ 4,604
New lease agreements	3,304	0
Remeasurement	(1,928)	(184)
Depreciation	(2,387)	(2,007)
Write-off	974	121
Balance at the End of the year	R$ 2,497	R$ 2,534